United States
		Securities and Exchange Commission
		      Washington, DC  20549

                            Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	200 Business Park Drive, Suite 300A
		Armonk, NY  10504

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		914-730-9060

Signature, Place, and Date of Signing:

/s/ Donald von Wedel
______________________
Donald von Wedel		Armonk, NY	May 12, 2003

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:
None

I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	March 31, 2003

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$60,097

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209      665    95500 SH       SOLE                    95500
Altria Group Inc.(Philip Morri COM              02209s103      420    14009 SH       SOLE                    14009
American Barrick Gold Corp.    COM              067901108     1042    66995 SH       SOLE                    66995
American International         COM              026874107     3747    75770 SH       SOLE                    75770
Amex Industrial Energy Select  COM              81369y506     1292    57900 SH       SOLE                    57900
BP Amoco PLC                   COM              055622104      234     6072 SH       SOLE                     6072
Burlington Industries, Inc.    COM              121693105        0    15000 SH       SOLE                    15000
Carlisle Companies, Inc.       COM              142339100      818    20200 SH       SOLE                    20200
ChevronTexaco Corp             COM              166764100     2880    44544 SH       SOLE                    44544
Clayton Homes Inc.             COM              184190106     1170   106000 SH       SOLE                   106000
Community Banks Inc, Millersbu COM              203628102      234     8046 SH       SOLE                     8046
Conocophilips                  COM              20825c104     1077    20100 SH       SOLE                    20100
DJII Diamonds                  COM              252787106     2387    29900 SH       SOLE                    29900
Delphi Corporation             COM              247126105     1006   147329 SH       SOLE                   147329
Delta Air Lines, Inc.          COM              247361108      783    87950 SH       SOLE                    87950
Devon Energy Inc.              COM              25179M103     2071    42950 SH       SOLE                    42950
Diamond Offshore Drilling, Inc COM              25271C102      566    29150 SH       SOLE                    29150
Exxon Mobil Corp.              COM              30231G102     2224    63634 SH       SOLE                    63634
FleetBostonFinancial Corp      COM              339030108     1211    50700 SH       SOLE                    50700
General Electric               COM              369604103      546    21400 SH       SOLE                    21400
General Motors                 COM              370442105     1606    47781 SH       SOLE                    47781
General Motors CL. H           COM              370442832      344    30717 SH       SOLE                    30717
Household International        COM              441815107      677    23925 SH       SOLE                    23925
INCO Ltd.                      COM              453258402     1642    88200 SH       SOLE                    88200
Int'l Bus Machines             COM              459200101      473     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108      937   120100 SH       SOLE                   120100
Marathon Oil Corp.             COM              565849106      901    37600 SH       SOLE                    37600
Mellon Financial Corp          COM              58551A108      675    31740 SH       SOLE                    31740
Merck & Company                COM              589331107     1169    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     2427    98600 SH       SOLE                    98600
Nisource Inc.                  COM              65473P105     1449    79600 SH       SOLE                    79600
Norfolk Southern               COM              655844108      219    11799 SH       SOLE                    11799
Nova Chemicals Corp. Com with  COM              66977W109      527    28800 SH       SOLE                    28800
PPL Corp.                      COM              69351t106      450    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100      589    82700 SH       SOLE                    82700
PepsiCo                        COM              713448108      224     5592 SH       SOLE                     5592
Pfizer Inc.                    COM              717081103     1025    32900 SH       SOLE                    32900
Rowan Cos Inc.                 COM              779382100     1807    91900 SH       SOLE                    91900
Southwestern Energy Company    COM              845467109      734    56000 SH       SOLE                    56000
Teco Energy                    COM              872375100     2021   190100 SH       SOLE                   190100
Texas Instruments              COM              882508104     1951   119200 SH       SOLE                   119200
The Timken Company             COM              887389104      838    53670 SH       SOLE                    53670
TransCanada Pipelines LTD      COM              893526103      206    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109      646    37520 SH       SOLE                    37520
Union Pacific                  COM              907818108      440     8000 SH       SOLE                     8000
Unisys Corp.                   COM              909214108     1233   133100 SH       SOLE                   133100
United States Steel Corp New   COM              912909108     1413   143700 SH       SOLE                   143700
Unumprovident Corp             COM              91529Y106      555    56600 SH       SOLE                    56600
Verizon Communication          COM              92343v104     1062    30043 SH       SOLE                    30043
Washington Mutual Inc.         COM              939322103     3034    86031 SH       SOLE                    86031
Wyeth                          COM              983024100      454    12000 SH       SOLE                    12000
York International             COM              986670107      287    13650 SH       SOLE                    13650
I Shares Inc MSCI Hong Kong In COM              464286871     1271   186025 SH       SOLE                   186025
I Shares Inc MSCI United Kingd COM              464286699     1242   111700 SH       SOLE                   111700
I Shares MSCI Taiwan Index Fun COM              464286731     1076   138100 SH       SOLE                   138100
Templeton Dragon Fund, Inc.    COM              88018T101      122    13600 SH       SOLE                    13600